Right-of-Use Assets and Operating Lease Liabilities	6 Months Ended
Dec. 31, 2025
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Right-of-use assets and operating lease liabilities

Note 6. Right-of-use assets and operating lease liabilities

The Company has leases for the office premise and warehouse in Hong Kong expiring on various dates through January 2028, which are classified as operating leases. All cash payments of operating lease cost are classified within operating activities in the unaudited interim condensed consolidated statements of cash flows. For the six months ended December 31, 2025, 2024 and 2023, lease expense included in the Company’s general administrative expenses was $36,749, $35,214 and $15,304, respectively.

The carrying amounts of right-of-use assets are as below:

	As of
	December 31, 2025	June 30, 2025
Office premise and warehouse	$150,948	$139,732
Less: Accumulated lease expense	(20,336)	(97,648)
ROU assets, net	$130,612	$42,084

The Company’s future minimum payments under long-term non-cancellable operating leases are as follows:

As of December 31, 2025
Within 1 year	$68,375
1 – 2 year	66,010
Total operating lease payments	$134,385
Less: imputed interest	(3,722)
Total operating lease obligation	$130,663
Less: current portion of operating lease liabilities	(65,626)
Non-current portion of operating lease liabilities	$65,037

Other information:

	For the six months ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows from operating lease	$38,772	$36,986	$14,770
Right-of-use assets obtained in exchange for operating lease liabilities	$124,969	$78,464	$—
Loss on lease modification	$1,323	$—	$—
Remaining lease term for operating leases (years)	1.98	1.23	—
Weighted average discount rate for operating leases	2.76%	3.61%	—%